UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
January 31, 2010
(Unaudited)





                                Number of Shares Historical Cost  Market Value

COMMON STOCKS - 93.46%
-------------
Aerospace - 2.45%
 AAR Corporation                     4,400              83,191         101,948
                                                   -----------     -----------
                                                        83,191         101,948

Banking and Finance - 2.92%
 FIserv, Inc                         2,700             112,511         121,608
                                                   -----------     -----------
                                                       112,511         121,608

Beverages - 3.60%
 Hansen Natural Corporation          3,900             125,589         149,955
                                                   -----------     -----------
                                                       125,589         149,955

Biotech - 3.27%
 Meridian Bioscience Inc.            6,800             118,878         136,272
                                                   -----------     -----------
                                                       118,878         136,272

Building and Related - 3.32%
 Ameron International Corporation    2,000             127,814         138,060
                                                   -----------     -----------
                                                       127,814         138,060

Commercial Services - 3.20%
 Paychex, Inc.                       4,600             148,135         133,354
                                                   -----------     -----------
                                                       148,135         133,354

Computers - Hardware - 1.35%
 Dell Corp.                          4,350              90,055          56,115
                                                   -----------     -----------
                                                        90,055          56,115

Computers - Networking - 2.05%
 Cisco Systems, Inc.                 3,800              55,371          85,386
                                                   -----------     -----------
                                                        55,371          85,386

Computers - Software - 10.10%
 Microsoft Corp.                     6,200             151,626         174,716
 Oracle                              5,500              56,122         126,830
 Synopsis, Inc.                      5,600             115,460         119,112
                                                   -----------     -----------
                                                       323,208         420,658

Electrical Equipment - 7.38%
 Corning Inc.                        9,700             108,148         175,376
 General Electric Co.                8,200             196,783         131,856
                                                   -----------     -----------
                                                       304,931         307,232

Electronics Components - 3.29%
 Tyco Electronics                    5,500             149,751         136,840
                                                   -----------     -----------
                                                       149,751         136,840

Food Processing - 2.49%
 Sensient Technologies               4,000              80,550         103,800
                                                   -----------     -----------
                                                        80,550         103,800

Industrial Services - 1.56%
 Expeditors International Washington 1,900              61,567          64,790
                                                   -----------     -----------
                                                        61,567          64,790

Information Services- 3.37%
 Interactive Data Corp               4,900             127,966         140,287
                                                   -----------     -----------
                                                       127,966         140,287

Insurance - 3.09%
 Gallagher Arthur J & Co.            5,700             138,298         128,535
                                                   -----------     -----------
                                                       138,298         128,535

Machinery - 3.19%
 Idex Corp                           4,700             151,555         132,634
                                                   -----------     -----------
                                                       151,555         132,634

Medical Products and Supplies - 9.95%
 Johnson & Johnson                   2,400             136,714         150,864
 Medtronic Inc.                      3,000             147,940         128,670
 Stryker Corporation                 2,600             125,743         134,992
                                                   -----------     -----------
                                                       410,397         414,526
Metals - Diversified - 1.99%
 Carpenter Technology CP             3,100              59,679          83,080
                                                   -----------     -----------
                                                        59,679          83,080

Oil & Related - 2.15%
 Frontier Oil Corporation            7,200              86,163          89,712
                                                   -----------     -----------
                                                        86,163          89,712

Pharmaceuticals - 5.84%
 Mylan Inc.                          6,300              87,179         114,849
 Pharmaceutical Product Development Inc.  5,500        129,615         128,480
                                                   -----------     -----------
                                                       216,794         243,329

Retail - General - 3.61%
 Fred's Inc. Class A                15,000             152,560         150,450
                                                   -----------     -----------
                                                       152,560         150,450

Retail - Specialty - 4.58%
 Fastenal Co                         4,600             160,395         190,808
                                                   -----------     -----------
                                                       160,395         190,808

Semiconductors - 6.50-%
 Intel Corp.                         8,000             143,610         155,200
 National Semiconductor Corp         8,700             143,165         115,362
                                                   -----------     -----------
                                                       286,775         270,562

Utilities - Natural Resources - 2.21%
 Chesapeake Utilities Corp           3,100              57,194          91,884
                                                   -----------     -----------
                                                        57,194          91,884

                                                   -----------     -----------

TOTAL COMMON STOCKS - 93.46%                         3,629,327       3,891,825

CASH AND EQUIVALENTS - 6.65%
--------------------
 Schwab Advisor Premium Money Market                   276,870         276,870
OTHER ASSETS LESS LIABILITIES - (0.11%)                      -          (4,556)
                                                   -----------     -----------
TOTAL PORTFOLIO                                      3,906,197       4,164,139


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
July 31, 2009
(Unaudited)


                                Number of Shares Historical Cost  Market Value


COMMON STOCKS - 93.92%
-------------

Aerospace - 7.12%
 Harris Corporation                    500              24,989          21,460
 Moog, Inc. Class A                    637              15,976          19,225
 Northrop Grumman                      200               2,536          11,320
                                                   -----------     -----------
                                                        43,501          52,005

Airlines - 0.39%
 Southwest Airlines Co.                250               3,447           2,832
                                                   -----------     -----------
                                                         3,447           2,832

Automotive - 3.28%
 Monro Muffler Brake Inc               700              12,443          23,954
                                                   -----------     -----------
                                                        12,443          23,954

Banking and Finance - 7.47%
 Community Bank System               1,200              23,452          25,092
 M&T Bank Corp.                        400              38,896          29,500
                                                   -----------     -----------
                                                        62,348          54,592

Commercial Services - 3.97%
 Harris Interactive Inc.             2,200               6,273           2,948
 Paychex, Inc.                         900              24,805          26,091
                                                   -----------     -----------
                                                        31,078          29,039

Computers - Distributors - 0.93%
 Ingram Micro                          400               4,230           6,760
                                                   -----------     -----------
                                                         4,230           6,760

Computers - Hardware - 2.47%
 Dell Corp.                          1,400              23,781          18,060
                                                   -----------     -----------
                                                        23,781          18,060

Computers - Services - 3.38%
 Computer Task Group Inc.            3,500              11,872          24,675
                                                   -----------     -----------
                                                        11,872          24,675

Computers - Software - 2.84%
 Oracle                                900              12,070          20,754
                                                   -----------     -----------
                                                        12,070          20,754

Electrical Equipment - 9.99%
 Corning Inc.                        1,900              21,673          34,352
 General Electric Co.                1,450              35,248          23,316
 Ultralife Corp.                     4,000              25,175          15,360
                                                   -----------     -----------
                                                        82,096          73,028

Electronics Components - 8.11%
 Astronics Corp.                     1,750              15,396          14,175
 IEC Electronics Corp.               4,518               6,984          20,241
 Tyco Electronics                    1,000              27,259          24,880
                                                   -----------     -----------
                                                        49,639          59,296

Foods & Beverages - 3.30%
 Constellation Brands, Inc.          1,500              15,118          24,120
                                                   -----------     -----------
                                                        15,118          24,120

Health Care Service Provider - 0.25%
 VirtualScopics Inc.                 2,000               2,981           1,839
                                                   -----------     -----------
                                                         2,981           1,839

Industrial Materials - 0.13%
 Servotronics, Inc.                    100                 937             932
                                                   -----------     -----------
                                                           937             932

Machinery - 3.66%
 Columbus McKinnon Corp                100               2,344           1,358
 Idex Corp                             900              29,028          25,398
                                                   -----------     -----------
                                                        31,372          26,756

Medical Products and Supplies - 9.06%
 Bristol-Myers Squibb Co.            1,000              21,938          24,360
 Greatbatch Technologies               850              18,984          16,702
 Johnson & Johnson                     400              22,617          25,144
                                                   -----------     -----------
                                                        63,539          66,206
Metal Fabrication & Hardware - 3.04%
 Graham Corp.                        1,400              15,140          22,232
                                                   -----------     -----------
                                                        15,140          22,232

Office Equipment - 1.67%
 Xerox Corp.                         1,400              17,817          12,208
                                                   -----------     -----------
                                                        17,817          12,208

Packaging & Containers - 0.68%
 Mod Pac Corporation                 1,130               4,875           4,994
                                                   -----------     -----------
                                                         4,875           4,994

Photographic Equipment and Suppliers - 1.32%
 Eastman Kodak                       1,600              34,170           9,680
                                                   -----------     -----------
                                                        34,170           9,680

Railroads - 3.63%
 Genesee & Wyoming Class A             900               2,522          26,523
                                                   -----------     -----------
                                                         2,522          26,523

Real Estate & Related - 5.21%
 Home Properties, Inc.                 400              16,297          17,732
 Sovran Self Storage                   600              23,459          20,340
                                                   -----------     -----------
                                                        39,756          38,072

Retail - Specialty - 3.12%
 Fastenal Co                           550              19,186          22,814
                                                   -----------     -----------
                                                        19,186          22,814

Steel - 3.82%
 Gilbraltar Industries Inc.          2,000              25,111          27,880
                                                   -----------     -----------
                                                        25,111          27,880

Telecommunications - 1.87%
 Frontier Communications             1,800              20,663          13,698
                                                   -----------     -----------
                                                        20,663          13,698

Utilities - Natural Resources - 3.21%
 National Fuel Gas Co.                 500              11,250          23,460
                                                   -----------     -----------
                                                        11,250          23,460

                                                   -----------     -----------
TOTAL COMMON STOCKS  - 93.92%                          640,942         686,409

CASH AND EQUIVALENTS - 6.07%
--------------------
 Schwab Advisor Premium Money Market                    44,360          44,360
OTHER ASSETS LESS LIABILITIES - 0.01%                        -              28
                                                   -----------     -----------
TOTAL PORTFOLIO                                        685,302         730,797



Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 30, 2010


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

March 30, 2010